COMMITMENTS & CONTINGENCIES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsidiary sale of stock
Cash underwriting discount rate	5.00%	5.00%
Deferred Offering Costs Noncurrent	$ 12,100,000	$ 12,100,000
CCM
Subsidiary sale of stock
Amount after business combination in which to file registration statement	$ 2,100,000
Initial Public Offering
Subsidiary sale of stock
Cash underwriting discount rate	2.00%	2.00%
Underwriter cash discount	$ 4,000,000	$ 4,000,000
Percentage of advisory fee		0.60%
Initial Public Offering | CCM
Subsidiary sale of stock
Percentage of advisory fee	1.05%	1.05%
Over-allotment option
Subsidiary sale of stock
Cash underwriting discount rate	7.00%	7.00%